Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Earnings per share
	2017	2016	2015

Net income attributable to shareholders of Novartis AG (USD millions)
– Continuing operations	7 703	6 712	7 025

– Discontinued operations			10 758

– Total	7 703	6 712	17 783

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 346	2 378	2 403

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	25	22	35

Weighted average number of shares in diluted earnings per share	2 371	2 400	2 438

Basic earnings per share (USD)
– Continuing operations	3.28	2.82	2.92

– Discontinued operations			4.48

– Total	3.28	2.82	7.40

Diluted earnings per share (USD)
– Continuing operations	3.25	2.80	2.88

– Discontinued operations			4.41

– Total	3.25	2.80	7.29